Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
STATEMENT OF FINANCIAL POSITION
Warrants
Accumulated losses	$ (47,900,029)	(64,066,681)	$ (64,066,681)	$ 11,218,242
Total equity	125,584,288	109,416,415	109,416,415	60,977,933	$ 67,620,954	$ 57,986,026
Derivative warrant liability	10,402,161	15,709,460	15,709,460
Current liabilities	95,018,165	95,036,895	95,036,895	110,843,631
Total liabilities	$ 193,582,370	197,836,045	$ 197,836,045	$ 138,958,699
As Previously Reported [Member]
STATEMENT OF FINANCIAL POSITION
Warrants		16,983,200
Accumulated losses		(65,340,421)
Total equity		125,125,875
Derivative warrant liability
Current liabilities		79,327,435
Total liabilities		182,126,585
Restatement Adjustments [Member]
STATEMENT OF FINANCIAL POSITION
Warrants		(16,983,200)
Accumulated losses		1,273,740
Total equity		(15,709,460)
Derivative warrant liability		15,709,460
Current liabilities		15,709,460
Total liabilities		$ 15,709,460